BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Nov. 01, 2025	Feb. 29, 2024	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Business Combination [Line Items]
Cash consideration		$ 96,887
Other investments				$ 129,564	$ 114,598
Loans							$ 93,353
Premises and equipment							651
Finite-Lived Intangible Assets, Gross				203,374	150,626
Intangible assets							3,797
Total assets acquired	$ 2,100,000	97,800					97,801
Other liabilities							2,702
Total liabilities	1,900,000	2,700					$ 2,702
Net identifiable assets		95,099
Goodwill	1,800	$ 1,788	$ 4,200	91,868	1,788	$ 4,361
Core Deposits
Business Combination [Line Items]
Finite-Lived Intangible Assets, Gross				88,814	$ 41,750
Westfield Bank
Business Combination [Line Items]
Cash consideration	260,000			260,000
Stock consideration	64,400			64,450
Business Combination, Consideration Transferred				324,450
Cash				72,814
Investment Securities, Available-for-sale				301,007
Other investments				25,491
Loans				1,571,573
Premises and equipment				6,026
Intangible assets				1,105
Other assets				103,646
Total assets acquired				2,128,727
Business Combinations, Deposits				1,790,524
Business Combinations, FHLB advances				80,000
Business Combination, Recognized Liability Assumed, Long-Term Debt, Noncurrent				1,920
Other liabilities				23,701
Total liabilities				1,896,145
Net identifiable assets				232,582
Goodwill	91,900			$ 91,868
Westfield Bank | Core Deposits
Business Combination [Line Items]
Finite-Lived Intangible Assets, Gross	$ 47,065